American

Heritage

Growth

Fund, Inc.

Semi-Annual

Report

July 31, 2002

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of American Heritage Growth Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

American Heritage Growth Fund, Inc.

Heiko H. Thieme

Chairman

1370 Avenue of the Americas

New York City, NY 10019

Phone: (212) 397-3900

Fax: (212) 397-4036

September 2002

To our valued shareholders

The bubble of the turn of the millennium has clearly burst and taken its toll. Wall Street is facing a third year of negative returns. The last time such a long decline occurred was at the beginning of World War II. However, back then the magnitude was less than what we are experiencing right now. Needless to say, the American Heritage Growth Fund has also suffered from this relentless sell off, even though we kept a significant cash position throughout this year. Technology- and telecommunications-companies have yet to find their base. Capital expenditure has not yet recovered from the oversupply caused by the millennium switch. Nevertheless, we are optimistic for the coming twelve months. The fourth quarter could prove to be the beginning of a new bull market. However, investors have to be content with more modest growth rates, compared with those at the end of the last decade. Over the past hundred years the American stock market has averaged annual returns of approximately 10 percent.

Volatility has continued to play an important role throughout this year. Extreme nervousness among investors shortened the traditional holding periods to a few days from several months. Our portfolio selection continued to focus on several sectors that are normally associated with growth such as technology, telecommunication, and pharmaceuticals as well as financial and consumer stocks.

Our expense ratio, given the small size of the fund, remained well above the average of most other mutual funds even though the investment advisory fee has been waived.

We thank you for your loyalty and patience.

Yours sincerely,

/s/Heiko Thieme

American Heritage Growth Fund, Inc.

July 31, 2002

Statement of Assets and Liabilities

(unaudited)

ASSETS

Investments in securities, at value

(Cost $329,807) (Note 1)

$

189,001

Cash

4,377

Dividends and interest receivable

99

TOTAL ASSETS

193,477

LIABILITES

Accrued expenses and other liabilities

6,329

TOTAL LIABILITIES

6,329

NET ASSETS

Net Assets (equivalent to $0.06 per

share based on 2,943,145 shares

of capital stock outstanding) Note 4

$

187,148

Composition of net assets:

Shares of common stocks

$

2,943

Paid in capital

3,276,834

Accumulated net investment loss

(189,544)

Accumulated net realized loss on

Investments

(2,762,279)

Net unrealized depreciation on

Investments

(140,806)

NET ASSETS, July 31, 2002

$

187,148

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Schedule of Investment in Securities

July 31, 2002

(unaudited)

                                                                   Number of

                                                                      Shares            Value

COMMON STOCKS & WARRANTS –51.29%

BIOTECHNOLOGY – 7.65%

Elan Corp. PLC*+

1,500

3,795

Flemington Pharmaceuticals, Inc.*

1,700

       1,700

Senetek PLC Sponsored ADR *^

15,200

8,816

                                                                                   14,311

COMPUTER AND PERIPHERALS – 19.03%

AOL Time Warner, Inc. *

500

5,750

Intel Corp.

500

9,395

EMC Corp. *

500

3,750

Cinena Corp *

1,000

4,030

Corning, Inc. *

500

800

Gateway 2000, Inc. *

1,000

3,400

JDS Uniphase Corp. *

1,000

2,530

Juniper Newworks, Inc. *

500

4,000

Sun Micro Systems, Inc..

500

1,960

                                                                                   35,615

CONSUMER PRODUCTS – 4.19%

Group Sense International Ltd. *

360,000

7,846

ENVIRONMENTAL TECHNOLOGY – 0.75%

Flexible Solutions Int’l Inc. *.

500

1,400

HEALTH CARE – 0.00%

FPA Medical *

5,000

0

RETAIL – 0.38%

K Mart Corp. *

1,000

720

SEMICONDUCTORS– 7.64%

Advanced Micro Devices, Inc. *

500

4,015

Agree Systems, Inc. Class A *

10

19

Agree Systems, Inc. Class B *

264

515

Micron Technology, Inc. *

500

9,745

                                                                                   14,294

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Schedule of Investment in Securities

July 31, 2002

(Continued - unaudited)

                                                                   Number of

                                                                      Shares            Value

SOFTWARE & PROGRAMMING – 3.13%

i2 Technologies, Inc. *

1,000

850

Oracle Corp. *

500

5,005

5,855

TELECOMMUNICATIONS EQUIPMENT – 2.78%

AT&T Wireless Services, Inc.

500

2,345

Lucent Technologies *

1,000

1,750

Worldcom, Inc. *

1,000

135

Nortel Networks Corp.

1,000

970

5,200

OTHER – 5.74%

Echo Bay Minces, LTD *

5,000

4,350

Tyco Int’l. LTD *

500

6,400

                                                                                   10,750

TOTAL COMMON STOCKS

(Cost $236,797)

95,991

SHORT TERM INVESTMENTS– 49.70%

US Bank, NA Treasury Fund

(Cost $93,010)

93,010

93,010

TOTAL INVESTMENTS

(Cost $329,807)

100.99%

189,001

OTHER ASSETS LESS

LIABILITES

(0.99)%

(1,853)

TOTAL NET ASSETS

100.00%

$

187,148

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Statement of Operations

For six months ended July 31, 2002

(unaudited)

INVESTMENT INCOME:

Dividends

78

Interest

2,150

TOTAL INVESTMENT INCOME

2,228

EXPENSES:

Investment advisory fees (Note 2)

1,483

Transfer agent and fund accounting fees

6,447

Audit fees

3,224

Custodian fees

2,243

Legal fees

1,959

Other expenses

503

Printing

151

TOTAL EXPENSES

16,010

Less: waiver of investment

Advisory fee (Note 2)

(1,483)

NET EXPENSES

14,527

Net investment loss

(12,299)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(12,299)

Net change in unrealized

depreciation on investments

(150,611)

Net realized and unrealized loss

on investments

65,471

Net decrease in net assets

resulting from operations

$

(97,439)

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Statement of Changes in Net Assets

(unaudited)

                                                                          Six months       Year

                                                                            ending         ending

                                                                          July 31      January 31

                                                                              2002           2002

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

  $(12,299)       $(61,009)

Net realized loss from

investment transactions

(150,611)

(48,597)

Net change in unrealized depreciation

on investments

65,471

(119,345)

Net decrease in net assets

resulting from operations

(97,439)

(228,951)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on investments

                0

0

Capital share transactions

Proceeds from shares sold

58

2,100

Payment for shares redeemed

(15,316)

(28,697

Net decrease from capital

share transactions

(15,258)

(26,597)

Net decrease in net Assets

(112,697)

(255,548)

NET ASSETS:

Beginning of year

     299,845         555,393

End of year

   $187,148       $

299,845

CAPITAL SHARE ACTIVITY

Shares sold

689

23,737

Shares redeemed

(191,456)

(341,856)

Net decrease in shares outstanding

(190,767)

(318,119)

Shares outstanding at the

beginning of the period

3,133,912

3,452,031

Shares outstanding at the

end of the period

  2,943,145

3,133,912

The accompanying notes are an integral part of these financial statements.

American Heritage Growth Fund, Inc.

Notes to Financial Statements

July 31, 2002

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2002, the Fund had available for federal income purposes an unused capital loss carryover of approximately $2,762,279, which expires between 2003 and 2007. If not utilized by then, the loss will be charged against paid in capital.

American Heritage Growth Fund, Inc.

Notes to Financial Statements

July 31, 2002

(Continued - unaudited)

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

American Heritage Growth Fund, Inc.

Notes to Financial Statements

July 31, 2002

(Continued - unaudited)

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the six months ending July 31, 2002, AHMC agreed to waive its investment advisory fees which amounted to $1,483.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the six months ended July 2002, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $3,700, which represents all of the commissions paid by the Fund during the fiscal year.

American Heritage Growth Fund, Inc.

Notes to Financial Statements

July 31, 2002

(Continued - unaudited)

NOTE 3. INVESTMENTS

During the six months ended July 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $381,410 and $456,698 respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2002, there were 250,000,000 shares of $0.001 par value capital stock authorized and the total par value and paid in capital aggregated $3,279,777.

American Heritage Growth Fund, Inc.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

For the six

Months ended

July 31, 2002

For fiscal years ended January 31

(unaudited)

2002

2001

2000

1999

Net asset value, beginning of period

$

0.10

$

0.16

$

0.16

$

0.13

$

0.14

Income (loss) from investment operations:

Net investment income (loss)

(0.01)

(0.01)

(0.02)

0.00

0.00

Net gains (losses) on securities (both

realized and unrealized)

(0.03)

(0.05)

0.02

0.03

(0.01)

Total from investment operations

(0.04)

(0.06)

0.00

0.03

(0.01)

Less distributions:

Dividends (from net investment

income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.06

$

0.10

$

0.16

$

0.16

$

0.13

Total return

(62.50)%

(37.50)%

0.00%

23.08%

(7.14)%

Ratios/Supplemental data:

Net assets, end of period

$

187,148

 $

299,845

$

555,393

$

663,825

$

870,880

Ratio of expenses to average net assets

        12.18%

14.70%

12.41%

4.83%

2.50%

Ratio of net loss to average net assets

(10.31)%

(14.30)%

(10.95)%

(3.18)%

(.94)%

Portfolio turnover rate

415.82%

154.30%

212.83%

418.34%

274.25%

The accompanying notes are an integral part of these financial statements.